Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Aug. 12, 2021	Aug. 11, 2021	Mar. 19, 2021	Dec. 31, 2020	Aug. 09, 2021	Jun. 30, 2021	May 25, 2021	Feb. 19, 2021	Jan. 18, 2021	Jan. 13, 2021
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Issued In Period				250,000
2020 Term Facility Loan
Subsequent Event [Line Items]
Debt instrument, portion to be converted to equity							30.00%
Debt instrument, portion to be repaid							70.00%
Debt Instrument, Face Amount				$ 35.0		$ 35.0
Subsequent Event | Definitive Agreement [Member]
Subsequent Event [Line Items]
Proforma Enterprise Value			$ 1,200.0
Subsequent Event | Rockley Photonics Holdings Limited
Subsequent Event [Line Items]
Proceeds from sale of equity		$ 126.9
Subsequent Event | Rockley Photonics Holdings Limited | SC Health
Subsequent Event [Line Items]
Investment owned (in shares)		12,339,650
Percentage of outstanding shares held in investment		9.80%
Subsequent Event | Rockley Photonics Holdings Limited | Rockley Photonics Limited
Subsequent Event [Line Items]
Investment owned (in shares)		103,916,607
Percentage of outstanding shares held in investment		82.30%
Subsequent Event | 2020 Term Facility Loan
Subsequent Event [Line Items]
Debt instrument, portion to be converted to equity		30.00%
Debt instrument, portion to be repaid		70.00%
Debt Instrument, Face Amount								$ 11.4
Subsequent Event | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				5.00%
Subsequent Event | Convertible Debt [Member] | Five Percent Twenty Five Million Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 25.0
Subsequent Event | Convertible Debt [Member] | Five Percent Ten Million Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 10.0
Subsequent Event | Convertible Debt [Member] | Five Percent Thirty Million Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 30.0
Subsequent Event | The Business Combination
Subsequent Event [Line Items]
Business combination, conversion price per acquiree share (in dollars per share)					$ 10.00
Service fees incurred	$ 29.3
Unpaid professional fees	$ 14.8
Subsequent Event | The Business Combination | Rockley Photonics Holdings Limited
Subsequent Event [Line Items]
Business combination, conversion price per acquiree share (in dollars per share)					10.00
Subsequent Event | Rockley Photonics Limited
Subsequent Event [Line Items]
Business combination, conversion price per acquiree share (in dollars per share)					$ 10.00